Financial instruments and financial risk management - License agreement (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Jan. 06, 2021	Mar. 31, 2021
Financial instruments and financial risk management
Fair value of current financial assets		$ 11.2
AgomAb
Financial instruments and financial risk management
Fair value of non-current financial assets		11.2
AgomAb | Preferred Class B Shares
Financial instruments and financial risk management
Proceeds from issue of shares		$ 74.0
Shares issued		286,705
Zai Lab
Financial instruments and financial risk management
Number of shares issued	568,182
Share price	$ 132
Fair value of current financial assets	$ 25.6